AUDITORS' REMUNERATION	12 Months Ended
Dec. 31, 2019
Disclosure of auditors' remuneration [text block] [Abstract]
Disclosure of auditors' remuneration [text block]

10   AUDITORS’ REMUNERATION

Fees payable to the Bank’s auditors

During the year the auditors earned the following fees:

	2019	2018	2017
	£m	£m	£m
Fees payable for the audit of the Bank’s current year annual report	4.2	3.8	3.5
Fees payable for other services:
Audit of the Bank’s subsidiaries pursuant to legislation	8.6	10.2	9.9
Other services supplied pursuant to legislation	1.3	1.5	2.3
Other services – audit-related fees	0.2	–	–
All other services	0.3	0.1	1.4
Total fees payable to the Bank’s auditors	14.6	15.6	17.1

The following types of services are included in the categories listed above:

Audit fees: This category includes fees in respect of the audit of the Group’s annual financial statements and other services in connection with regulatory filings. Other services supplied pursuant to legislation relate primarily to costs incurred in connection with client asset assurance and with the Sarbanes-Oxley Act requirements associated with the audit of the financial statements of Lloyds Banking Group filed on Form 20-F.

Audit related fees: This category includes fees in respect of services for assurance and related services that are reasonably related to the performance of the audit or review of the financial statements, for example acting as reporting accountants in respect of debt prospectuses required by the listing rules.

Other non-audit fees: This category includes due diligence relating to corporate finance, including venture capital transactions and other assurance and advisory services. The auditors are not engaged to provide tax services.

It is the Group’s policy to use the auditors on assignments in cases where their knowledge of the Group means that it is neither efficient nor cost effective to employ another firm of accountants.

Lloyds Banking Group has procedures that are designed to ensure auditor independence for Lloyds Banking Group plc and all of its subsidiaries, including prohibiting certain non-audit services. All audit and non-audit assignments must be pre-approved by the Lloyds Banking Group audit committee (the Audit Committee) on an individual engagement basis; for certain types of non-audit engagements where the fee is ‘de minimis’ the Audit Committee has pre-approved all assignments subject to confirmation by management. On a quarterly basis, the Audit Committee receives and reviews a report detailing all pre-approved services and amounts paid to the auditors for such pre approved services.

During the year the auditors also earned fees payable by entities outside the consolidated Lloyds Bank Group in respect of the following:

	2019	2018	2017
	£m	£m	£m
Audits of the Group pension schemes	0.1	0.1	0.1
Audits of unconsolidated Open Ended Investment Companies managed by the Group	–	0.1	0.3
Reviews of the financial position of corporate and other borrowers	–	0.4	0.2
Acquisition due diligence and other work performed in respect of potential venture capital investments	–	–	0.1